Risk management (Tables)	12 Months Ended
Dec. 31, 2023
Risk management
Schedule of book values of financial assets and liabilities denominated in foreign currency

(in USD$Million)	2023	2022
Cash and cash equivalents	554	615
Other financial assets	1,188	955
Trade receivables and payables, net	(973)	(392)
Loans and borrowings	(18,470)	(16,113)
Other assets and liabilities, net	268	202
Net liability position	(17,433)	(14,733)

Schedule of sensitivity analysis for exchange rate risk

The following is the effect of a change of 1% and 5% in the exchange rate of the Colombian peso as compared with the U.S. dollar, on the balance of financial assets and liabilities denominated in foreign currency as of December 31, 2023:

Scenario / Variation in	Effect on income	Effect in other
the exchange rates	before taxes +/–	comprehensive income +/–
1%	34,326	631,972
5%	171,630	3,159,860

Schedule of non-derivative hedging instrument

(US$Million)	2023	2022
Hedging instrument at the beginning of the period	5,572	4,972
Reassignment of hedging instruments	970	1,879
Realization of exports	(970)	(1,879)
Designation of new coverage	693	600
Hedging instrument at the end of the period	6,265	5,572

Schedule of movement in the other comprehensive income

	2023	2022	2021
Opening balance	(2,473,999)	(945,250)	(136,473)
Exchange difference	5,194,529	(4,317,263)	(1,533,743)
Reclassification to profit or loss (Note 24)	479,779	1,143,287	249,978
Ineffectiveness	25,454	6,625	24,496
Deferred income tax (Note 10)	(2,624,019)	1,638,602	450,492
Closing balance	601,744	(2,473,999)	(945,250)

	2023	2022	2021
Opening balance	9,354,071	4,366,336	1,494,926
Exchange difference	(8,973,471)	7,526,124	4,579,758
Deferred income tax (Note 10)	2,760,084	(2,538,389)	(1,708,348)
Closing balance	3,140,684	9,354,071	4,366,336

Schedule of expected reclassification of exchange differences accumulated in other comprehensive income to profit or loss

Year	Before taxes	Taxes	After taxes
2024	(259,133)	115,993	(143,140)
2025	(260,645)	114,704	(145,941)
2026	(253,536)	111,575	(141,961)
2027	(79,228)	34,866	(44,362)
2028	(78,661)	34,617	(44,044)
2029	(77,785)	34,231	(43,554)
2030	(36,975)	16,272	(20,703)
2031	(16,545)	7,281	(9,264)
2032	(14,746)	6,489	(8,257)
2033	(926)	408	(518)
	(1,078,180)	476,436	(601,744)

Schedule of analysis of age of financial assets that are past due but not impaired

	2023	2022
Less than 3 months overdue	119,608	171,896
Between 3 and 6 months overdue	56,615	67,985
More than 6 months overdue	181,012	456,046
	357,235	695,927

Schedule of leverage index over the periods reported

	2023	2022
Loans and borrowings (Note 19)	105,815,527	115,134,839
Cash and cash equivalents (Note 6)	(12,336,115)	(15,401,058)
Other financial assets (Note 9)	(2,232,775)	(2,725,871)
Net financial debt	91,246,637	97,007,910
Equity (Note 23)	100,252,480	113,903,089
Leverage (1)	47.65%	45.99%

(1)Net financial debt / (Net financial debt + Equity)

Schedule of financial instruments by type of interest rate

The following table provides information about the sensitivity of the Ecopetrol Business Group’s results and other comprehensive income for the next 12 months to variations in interest rate of 100 basis points:

			Effect on Other
	Effect on profit or loss (+/–)		Comprehensive Income (+/–)
	Financial	Financial
	Assets *	Liabilities	Plan Assets
+100 basis points	(57,834)	1,250,938	(479,513)
–100 basis points	57,834	(1,559,533)	491,397

Schedule of how entity manages liquidity risk

The following is a summary of the maturity of financial liabilities as of December 31, 2023. The amounts disclosed in the table are the contractual undiscounted cash flows. The payments in foreign currency were restated taking a constant exchange rate of COP$3,822.05 per U.S. dollar:

	Up to 1 year	1–5 years	5–10 years	> 10 years	Total
Loans (payment of principal and interest)	16,114,446	53,349,820	52,849,835	42,033,907	164,348,008
Trade and other payables	18,891,434	30,663	—	—	18,922,097
	35,005,880	53,380,483	52,849,835	42,033,907	183,270,105

Cash flow hedging
Risk management
Schedule of non-derivative hedging instrument

Company	Derivative instrument	2023	2022
Intervial Chile (1)	Cross currency swap	44,134	77,229
Red de Energía del Perú	Cross currency swap	—	48,195
Oleoducto Central S.A.	Non-delivery forward	223,091	(137,242)